LONG-TERM DEBT - Changes in long-term debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEBT
Balance at beginning of year	$ 5,899.4	$ 6,375.0
Net change under revolving facilities, net of financing fees	(116.1)	(595.6)
Issuance of long-term debt, net of financing fees		790.7
Repayment of long-term debt		(487.3)	$ (19.2)
Foreign currency translation	(71.4)	(198.2)
Amortization of financing fees	8.0	7.9	6.8
Change in fair value related to hedged interest rate risk	7.7	6.6
Other		0.3
Balance at end of year	$ 5,727.6	$ 5,899.4	$ 6,375.0